Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Components of Profit (Loss) Before Income Tax Benefits (Expenses)

The components of profit (loss) before income tax benefits (expenses) are summarized as follows:

	For the Years Ended December 31,
	2024	2023	2022
PRC	$3,233,722	$(11,527,235)	$(1,243,361)
Non-PRC	(3,171,966)	(449,764)	(1,306,645)
Total	$61,756	$(11,976,999)	$(2,550,006)

Schedule of Income Tax Benefits (Expenses)

Income tax benefits (expenses) consist of the following:

	For the Years Ended December 31,
	2024	2023	2022
Current income tax expenses	$(47,518)	$(69,467)	$(138,188)
Deferred income tax (expenses) benefits	(287,651)	739,227	(134,125)
Income tax (expenses) benefits	$(335,169)	$669,760	$(272,313)

Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate

Below is a reconciliation of the statutory tax rate to the effective tax rate:

	For the Years Ended December 31,
	2024	2023	2022
PRC statutory income tax rate	25%	25%	25%
Effect of different tax rates for preferential tax benefits and other jurisdiction	(788.22)%	2.57%	10.61%
Effect of non-deductible expenses	96.85%	(2.61)%	(1.22)%
Effect of research and development credits	(20.44)%	3.57%	3.06%
Effect of deferred tax rate change	-%	(19.63)%	(34.22)%
Effect of changes in valuation allowance	(1,229.54)%	(3.31)%	(13.91)%
Effective tax rate	542.73%	5.59%	(10.68)%

Schedule of Deferred Tax Assets

Deferred tax assets as of December 31, 2024 and 2023 consist of the following:

	December 31, 2024	December 31, 2023
Deferred tax assets:
Excess advertising expense	$-	$47,503
Net operating loss carrying forward	1,706,177	1,049,699
Share-based compensation	195,422	186,497
Lease liabilities	21,281	109,499
Others	25,249	26,727
Less: Deferred tax liability	(201,872)	(346,059)
Less: Valuation allowance on deferred tax assets	(1,626,832)	(715,989)
Deferred tax assets, net	$119,425	$357,878
Deferred tax liability
Changes in fair value of short-term investments	22,879	137,546
Upward adjustments in investments in an equity security	(6,153)	3,333
Right-of-use assets	15,739	114,666
Unbilled revenue	349,045	218,764
Less: Deferred tax assets	(201,872)	(346,059)
Deferred tax liability, net	$179,638	$128,250